Supplementary Financial Information (Schedule Of Interest Expense And Related Charges) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Information [Abstract]
Interest expense	$ 89	$ 90	$ 267	$ 270	$ 360	$ 366	$ 359
Amortization of debt issuance costs and discounts	1	6	2	21	21	18	3
Allowance for funds used during construction - capitalized interest portion	(1)	(2)	(3)	(8)	(10)	(10)	(3)
Total interest expense and related charges	$ 89	$ 94	$ 266	$ 283	$ 371	$ 374	$ 359